Debt - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		9 Months Ended		12 Months Ended
	Jul. 22, 2019	Feb. 28, 2019	Jan. 31, 2019	Nov. 07, 2016	Feb. 28, 2019	May 31, 2017	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2019	Jan. 31, 2018
Debt [Line Items]
Long term debt gross			$ 28,842				$ 20,000		$ 28,842	$ 22,208
Prepayment fee							300
Final fee charged to interest			169				$ 217		169	142
Number of securities called by warrants							428,757
Repayments of revolving credit	$ 17,676						$ 17,676	$ 3,500	7,000	20,400
Write-off of deferred financing costs							773
Extinguishment and modification fee							(1,073)	0
Debt issuance costs							112	0	136	224
Amended And Restated Loan And Security Agreement [Member]
Debt [Line Items]
Borrowing capacity		$ 15,000			$ 15,000
Prepayment fee percentage		3.00%
Prepayment fee percentage		2.00%
Prepayment fee percentage		1.00%
Number of securities called by warrants		150,274			150,274
Exercise price		$ 8.02			$ 8.02
Warrants expiration period		2029-02
Warrants fair value disclosure		$ 833			$ 833
Term Loan [Member]
Debt [Line Items]
Borrowing capacity			3,500					3,500	3,500
Long term debt gross			$ 1,042				$ 20,000		$ 1,042	$ 2,208
Expiration period							36 months		36 months
Description of variable rate basis			Prime Rate was 5.50%						Prime Rate was 4.50% and 5.50%	Prime Rate was 4.50% and 5.50%
Interest rate description							Prime Rate as quoted by the Wall Street Journal print edition less three-quarters of one percent (0.75%)		Prime Rate as quoted by Wall Street Journal print edition less three-quarters of one percent (0.75%)
Prepayment fee			$ 175				$ 175		$ 175
Debt instrument fee percentage							5		5
Final fee charged to interest			$ 28						$ 28	$ 51
Interest expense							$ 16	73	121	245
Amortization of financing costs							5	$ 18	$ 23	$ 98
Effective interest rate percentage			7.40%					5.10%	7.40%	8.80%
Final fee charged to interest							6	$ 21
Term Loan [Member] | Amended And Restated Loan And Security Agreement [Member]
Debt [Line Items]
Long term debt gross			$ 1,042						$ 1,042
Description of variable rate basis		Prime rate plus 1.50%
Final fee charged to interest							217
Interest expense							1,046
Amortization of financing costs							$ 103
Effective interest rate percentage							3.90%
Debt, borrowing capacity		$ 20,000			20,000
Loan agreement, term							Principal payments due under the term loans are due in 36 equal monthly installments beginning in March 2021		Principal payments due under the term loans are due in 36 equal monthly installments beginning in March 2021
Description of variable rate basis		Prime plus 0.75%
Debt instrument fee percentage		2.75%
Loans Payable [Member]
Debt [Line Items]
Borrowing capacity			10,000	$ 10,000				10,000	$ 10,000
Long term debt gross			$ 20,000					20,000	20,000	$ 20,000
Expiration period				5 years
Interest expense							$ 168	1,663	2,729	2,401
Amortization of financing costs							$ 0	$ 89	$ 499	$ 507
Effective interest rate percentage			13.60%					12.50%	13.60%	14.20%
Debt, additional available amount				$ 10,000
Proceeds from lines of credit				$ 10,000		$ 10,000
Loan agreement, term							Principal due in 30 equal installments beginning in June 2019.		Principal was due in 30 equal installments beginning in June 2019.
Stated interest percentage				11.00%
Loans Payable [Member] | Amended And Restated Loan And Security Agreement [Member]
Debt [Line Items]
Long term debt gross			$ 20,000						$ 20,000
Revolving Credit Facility [Member]
Debt [Line Items]
Description of variable rate basis							Prime rate plus 1.00%		Prime rate plus 1.00%
Interest expense							$ 166	$ 115	$ 364	$ 786
Amortization of financing costs							13	53	248
Debt, borrowing capacity			20,000				$ 20,000		$ 20,000
Maturity date							Nov. 30, 2019		Nov. 30, 2019
Weighted-average borrowings outstanding							$ 979	$ 971	$ 971	$ 8,658
Repayments of revolving credit					97
Revolving Credit Facility [Member] | Amended And Restated Loan And Security Agreement [Member]
Debt [Line Items]
Borrowing capacity			16,300				$ 25,000		16,300
Long term debt gross			$ 7,800						$ 7,800
Expiration period							5 years
Interest rate description							Borrowings under the revolving credit facility bear interest, which is payable monthly, at a floating rate equal to the greater of the bank's prime rate less 0.50%, or 5.0% until such time that EBITDA reaches a defined level, after which time the interest rate is reduced to the greater of prime less 0.75%, or 4.75%.		Borrowings under the revolving credit facility bear interest, which is payable monthly, at a floating rate equal to the greater of the bank’s prime rate less 0.50%, or 5.0% until such time that EBITDA reaches a defined level, after which time the interest rate is reduced to the greater of prime less 0.75% , or 4.75%.
Interest expense							$ 342
Amortization of financing costs							84
Debt, borrowing capacity		$ 25,000			25,000		$ 25,000
Maturity date							Feb. 28, 2024
Debt instrument fee percentage									0.15%
Borrowing capacity decription							Borrowings under the revolving credit facility are subject to a borrowing base equal to 80% of eligible accounts receivable plus a percentage of recurring revenue, as defined, not to exceed $25,000 in the aggregate.		Borrowings under the revolving credit facility are subject to a borrowing base equal to 80% of eligible accounts receivable plus a percentage of recurring revenue, as defined, not to exceed $25,000 in the aggregate.
Annual fee per year in years four and five							$ 75		$ 75
Annual fee per year during the first three years							$ 100		$ 100
Termination fee percentage									1.50%
Term Loan B Advance [Member] | Amended And Restated Loan And Security Agreement [Member]
Debt [Line Items]
Borrowing capacity		10,000			10,000
Term Loan C Advance [Member] | Amended And Restated Loan And Security Agreement [Member]
Debt [Line Items]
Borrowing capacity		$ 15,000			$ 15,000